Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AMTD IDEA GROUP
Entity Central Index Key	0001769731
Entity File Number	001-39006
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Feb. 04, 2019
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	66 rue Jean-JacquesRousseau
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75001
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.0001 per share Class A ordinary shares
Trading Symbol	AMTD
Security Exchange Name	NYSE
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	272,100,605
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	302,132,721
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Feridun Hamdullahpur
Entity Address, Address Line One	66 rue Jean-JacquesRousseau
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75001
Entity Phone Fax Numbers [Line Items]
City Area Code	+33 (0)
Local Phone Number	1 4236 4597